Commitments And Contingencies (Details Narrative)		1 Months Ended						12 Months Ended
	Mar. 10, 2017 Item	Jan. 31, 2019 USD ($)	Mar. 31, 2017 Item	Jan. 31, 2017 Item	Mar. 31, 2016 Item	Dec. 31, 2015 Item	Aug. 31, 2015 Item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 14, 2019 USD ($)	Oct. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)
Operating lease								$ 908,000
Lease liability										$ 637,000
Rent expense								$ 500,000	$ 600,000
Corporate Office [Member] | Jacksonville Florida [Member]
Lease End Date								Jul. 31, 2019
Warehouse And Production Facility [Member] | Jacksonville Florida [Member]
Lease End Date								Jul. 31, 2020
Wireless Design Facility [Member] | Lake Mary Florida [Member]
Lease End Date								Nov. 30, 2022
Lake Mary Florida Facility [Member]
Operating lease								$ 700,000
Lease liability								200,000
Parkervision V. Apple And Qualcomm [Member]
Number of patents allegedly infringed upon | Item				4
Number of patents dismissed | Item	1			3
Parkervision V. Lg Electronics [Member] | Subsequent Event [Member]
Estimated loss		$ 60,000
Bond		$0.06
Parkervision Vs Qualcomm Inc [Member]
Number of petitions | Item							10
Number of petitions outstanding | Item			6
Number of patents allegedly infringed upon seeking invalidation | Item							3
Number of patents allegedly infringed upon | Item							11
Number of petitions denied institution of trial | Item					3
Number of patents found infringed upon | Item			3
Number of patents found not infringed upon | Item			2
Parkervision V. Apple And Qualcomm Middle District Of Florida [Member]
Number of patents allegedly infringed upon | Item						4
Qualcomm V. Parkervision Federal Patent Court In Germany [Member]
Statutory fees and costs								100,000
Parkervision V. Apple Munich Germany [Member]
Estimated loss													$ 100,000
Parkervision V. Apple Munich Germany [Member] | Subsequent Event [Member]
Estimated loss											$ 100,000
Attorney fees		$ 200,000
Parkervision V. Apple Munich Germany Apple Ii Case [Member] | Subsequent Event [Member]
Estimated loss												$ 140,000
Intel V. Parkervision Federal Patent Court In Germany [Member]
Estimated loss								$ 0					$ 100,000	$ 100,000
Intel V. Parkervision Federal Patent Court In Germany [Member] | Subsequent Event [Member]
Attorney fees		$ 100,000